UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2004

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Mid-Cap Core Fund as of July 31, 2004 (Unaudited)

Eaton Vance Tax-Managed Mid-Cap Core Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Mid -Cap Core Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At July 31, 2004, the value of the Fund’s investment in the Portfolio was $19,876,233 and the Fund owned approximately 31.7% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Item 1. Schedule of Investments

Tax-Managed Mid-Cap Core Portfolio	as of July 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value

Advertising Agencies — 2.0%
Omnicom Group	17,500	1,260,350
		$1,260,350

Aerospace / Defense — 1.5%
Engineered Support Systems, Inc.	16,800	941,976
		$941,976

Applications Software — 1.4%
Jack Henry & Associates, Inc. Class A	46,900	902,825
		$902,825

Auto Parts and Equipment — 1.4%
Gentex Corp.	25,000	895,000
		$895,000

Banks - Regional — 3.1%
City National Corp.	18,000	1,161,000
SouthTrust Corp.	20,700	802,953
		$1,963,953

Broadcasting and Radio — 1.2%
Cox Radio, Inc. Class A(1)	42,100	729,593
		$729,593

Building Products — 2.0%
Valspar Corp.	25,500	1,249,500
		$1,249,500

Business Services - Miscellaneous — 5.0%
ChoicePoint, Inc.(1)	28,966	1,216,572
Fiserv, Inc.(1)	31,200	1,068,912
SEI Investments Co.	26,800	821,956
		$3,107,440

Chemicals — 1.7%
Air Products and Chemicals, Inc.	21,100	1,091,925
		$1,091,925

Computer Services — 1.3%
SunGard Data Systems, Inc.(1)	34,800	811,188
		$811,188

Cosmetics & Toiletries — 1.9%
Alberto-Culver Co.	25,950	1,209,789
		$1,209,789

Distribution/Wholesale — 2.1%
CDW Corp.	20,900	1,343,870
		$1,343,870

Education — 1.3%
Education Management Corp.(1)	28,900	802,264
		$802,264

Electrical Equipment — 1.9%
Cooper Industries Ltd. Class A	21,100	1,199,957
		$1,199,957

Electronics - Equipment / Instruments — 3.5%
Amphenol Corp. Class A(1)	47,400	1,489,782
National Instruments Corp.	24,450	710,272
		$2,200,054

Finance - Investment Management — 6.3%
Affiliated Managers Group, Inc.(1)	22,600	1,037,566
Ambac Financial Group, Inc.	11,500	817,765
Franklin Resources, Inc.	24,700	1,191,775
Legg Mason, Inc.	11,600	911,064
		$3,958,170

Food - Wholesale / Distribution — 2.8%
Dean Foods Co.(1)	23,000	850,540
Performance Food Group Co.(1)	36,800	911,904
		$1,762,444

Gas Distribution — 1.7%
Piedmont Natural Gas Co., Inc.	25,600	1,056,000
		$1,056,000

Healthcare Services — 1.5%
Express Scripts, Inc.(1)	14,000	918,400
		$918,400

Household Products — 2.5%
Mohawk Industries, Inc.(1)	21,400	1,573,756
		$1,573,756

Insurance — 3.8%
Ace Ltd.	36,200	1,469,358
Nationwide Financial Services, Inc., Class A	25,900	918,673
		$2,388,031

Insurance Brokers — 1.0%
Arthur J. Gallagher & Co., Inc.	19,600	607,012
		$607,012

Investment Services — 2.1%
A.G. Edwards, Inc.	40,400	1,313,000
		$1,313,000

Manufacturing — 2.6%
Dover Corp.	15,500	615,040
Pentair, Inc.	33,200	1,039,824
		$1,654,864

Medical - Hospitals — 2.3%
Health Management Associates, Inc. Class A	72,700	1,458,362
		$1,458,362

Medical Devices — 1.2%
Varian Medical Systems, Inc.(1)	10,900	752,209
		$752,209

Medical Products — 5.9%
Biomet, Inc.	25,700	1,130,543
C.R. Bard, Inc.	13,200	728,640
Patterson Companies Inc.(1)	13,900	1,020,538
Renal Care Group, Inc.(1)	24,750	788,535
		$3,668,256

Medical Services/Supplies — 1.9%
DENTSPLY International, Inc.	25,000	1,215,750
		$1,215,750

Multi-Utilities — 1.8%
Questar Corp.	26,700	1,094,166
		$1,094,166

Office Electronics/Technology — 1.9%
Zebra Technologies Corp. Class A(1)	14,250	1,177,477
		$1,177,477

Oil and Gas - Exploration and Production — 8.0%
Apache Corp.	22,550	1,049,252
EOG Resources, Inc.	17,500	1,112,125
Newfield Exploration Co.(1)	28,700	1,695,309
Pogo Producing Co.	25,800	1,145,004
		$5,001,690

Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	17,300	759,470
		$759,470

Printing and Business Products — 1.7%
Avery Dennison Corp.	17,600	1,066,032
		$1,066,032

Publishing — 1.7%
E.W. Scripps Co.	10,200	1,044,684
		$1,044,684

Retail - Discount — 0.9%
Family Dollar Stores, Inc.	20,700	576,702
		$576,702

Retail - Restaurants — 3.3%
Brinker International, Inc.(1)	30,000	1,074,300
Sonic Corp.(1)	42,600	979,800
		$2,054,100

Retail - Specialty and Apparel — 1.9%
Bed Bath and Beyond, Inc.(1)	33,300	1,178,487
		$1,178,487

Semiconductors & Semiconductor Equipment — 1.5%
Microchip Technology, Inc.	31,950	925,592
		$925,592

Specialty Chemicals and Materials — 1.5%
Ecolab, Inc.	31,500	960,750
		$960,750

Telecommunications — 1.8%
CenturyTel, Inc.	36,700	1,137,333
		$1,137,333

Transportation — 3.9%
C.H. Robinson Worldwide, Inc.	27,900	1,220,067
Expeditors International of Washington, Inc.	26,100	1,211,301
		$2,431,368

Total Common Stocks (identified cost $53,971,145)		$61,443,789

Total Investments — 98.0% (identified cost $53,971,145)		$61,443,789

Other Assets, Less Liabilities — 2.0%		$1,249,790

Net Assets — 100.0%		$62,693,579

(1)                                  Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$53,971,145

Gross unrealized appreciation	$8,686,825

Gross unrealized depreciation	(1,214,181)

Net unrealized appreciation	$7,472,644

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust (on behalf of Tax-Managed Mid-Cap Core Fund)

By:	/S/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	September 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	September 21, 2004

By:	/S/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	September 21, 2004